Fair Value Information - Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests Discount (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Growth rate of long-term revenue	1.33%	0.12%
Bottom of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	10.00%	20.00%
Noncontrolling interests discount	10.00%	15.00%
Discount rate	8.21%	8.32%
Top of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	30.00%	30.00%
Noncontrolling interests discount	29.04%	29.04%
Discount rate	11.60%	14.40%